NET INVESTMENT IN DIRECT FINANCING LEASES (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Net investment in financing leases	¥ 72,952	$ 11,213	¥ 86,250
Secure bank borrowings	9,242	1,420	47,931
Line of Credit Entered into by Subsidiary [Member]
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Net investment in financing leases	¥ 24,224	$ 3,723	¥ 75,506